Mortgage Loans at Fair Value	12 Months Ended
Dec. 31, 2016
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Mortgage Loans at Fair Value

Note 12—Mortgage Loans at Fair Value

Mortgage loans at fair value are comprised of mortgage loans that are not acquired for sale and, to the extent they are not held in a VIE securing an asset-backed financing, may be sold at a later date pursuant to a management determination that such a sale represents the most advantageous liquidation strategy for the identified mortgage loan.

Following is a summary of the distribution of the Company’s mortgage loans at fair value:

	December 31, 2016		December 31, 2015
Loan type	Fair value	Unpaid principal balance	Fair value	Unpaid principal balance
	(in thousands)
Distressed mortgage loans
Nonperforming mortgage loans	$742,988	$1,020,994	$1,222,956	$1,702,548
Performing mortgage loans:
Fixed interest rate	296,901	408,943	417,658	535,610
Interest rate step-up	232,700	317,409	299,569	412,749
Adjustable-rate/hybrid	81,983	92,313	160,051	185,997
Balloon	—	—	160	204
	611,584	818,665	877,438	1,134,560
	1,354,572	1,839,659	2,100,394	2,837,108
Fixed interest rate jumbo mortgage loans held in a VIE	367,169	368,524	455,394	454,935
	$1,721,741	$2,208,183	$2,555,788	$3,292,043
Mortgage loans at fair value pledged to secure:
Assets sold under agreements to repurchase	$1,345,021		$2,067,341
Asset-backed financing of a VIE at fair value and FHLB advances	$367,169		$455,394
FHLB advances	$—		$134,172

Following is a summary of certain concentrations of credit risk in the portfolio of distressed mortgage loans at fair value:

Concentration	December 31, 2016	December 31, 2015
	(percentages are of fair value)
Portion of mortgage loans originated between 2005 and 2007	72%	72%
Percentage of fair value of mortgage loans with unpaid-principal balance-to-current-property-value in excess of 100%	41%	48%
States contributing 5% or more of mortgage loans	New York California New Jersey Florida Massachusetts	New York California New Jersey Florida